Significant Agreements - Additional Information - Graphite Bio, Inc. (Details)					1 Months Ended					12 Months Ended
	Aug. 01, 2023 USD ($)	Dec. 16, 2021 OfficeSuite	Jun. 18, 2021 shares	Jun. 07, 2021 USD ($)	Aug. 23, 2023	Apr. 30, 2021 USD ($)	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Apr. 30, 2020	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	May 07, 2021 shares
Research And Development Arrangement Contract To Perform For Others [Line Items]
Common stock, issued (in shares) | shares										9,915,013	9,915,013
Research and development										$ 59,504,000	$ 21,125,000
Commitments and contingencies (Note 6)
Future minimum lease payments										357,000
Lessee, Operating Lease, Existence of Option to Extend [true false]									true
Operating lease right-of-use asset										318,000	$ 240,000
Operating lease liability, net										$ 329,000
Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Common stock, issued (in shares) | shares										58,008,396	58,221,760
Research and development										$ 32,137,000	$ 72,787,000
General and administrative										40,973,000	32,852,000
Percentage Of Equity Interest On Outstanding Shares					20.00%
Amount of equity interest on outstanding shares										0
Future minimum lease payments										382,000
Operating lease right-of-use asset										321,000	$ 5,580,000
Operating lease liability, net										$ 362,000
Class A Common Stock
Research And Development Arrangement Contract To Perform For Others [Line Items]
Common stock issued upon exercise of options | shares										110,647	272,026
Class A Common Stock | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Number of Common stock shares, repurchase | shares										152,694
Common stock issued upon exercise of options | shares										101,900	67,196
Stanford Exclusive License Agreement | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Upfront license fees received								$ 50,000
Common stock, issued (in shares) | shares								600,000					600,000	640,861
Common stock additional paid in capital								$ 2,800,000					$ 2,800,000
Purchase of shares in private financings percentage								10.00%
Number of Common stock shares, repurchase | shares			624,845
Research and development													2,800,000
General and administrative													200,000
Annual maintenance fees										$ 0
Patent fees										0
First commercial sale													50,000
Subsequent year commercial sale													200,000
Maximum future development and regulatory milestone payments										5,300,000
Sale-based milestone payments										7,500,000
Milestone payments										0
Stanford Exclusive License Agreement | First Year | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Annual maintenance fees													5,000
Stanford Exclusive License Agreement | Third Year | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Annual maintenance fees													10,000
Stanford Exclusive License Agreement | Sixth Year | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Annual maintenance fees													$ 25,000
License Agreement with Stanford | Class A Common Stock | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Number of Common stock shares, repurchase | shares			624,845
First Option Agreement | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Common stock, issued (in shares) | shares							132,137
License execution fee							$ 10,000
Common stock issued upon exercise of options | shares												0
Second Option Agreement | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Common stock issued upon exercise of options | shares												0
Options fee						$ 30,000
Maintenance Fees										0
LCGM Service Agreement | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Research and development										1,700,000	$ 6,100,000
IDT License Agreement | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Research and development										0
Milestone payments										0
Exercise fee				$ 500,000
Upfront payment				3,000,000
Milestones probable										0
IDT License Agreement | Research and development | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Total consideration												$ 3,000,000
IDT License Agreement | Maximum | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Upfront payment				5,300,000
IDT License Agreement | Beta Thalassemia and Lysosomal Storage Disorders Fields | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Exercise fee				1,000,000
Upfront payment				$ 8,800,000
Bayside Lease | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Leasehold tenant improvement allowance										$ 14,900,000
Office and Laboratory Space | OfficeSuite		85,165
Lessee, Operating Lease, Existence of Option to Extend [true false]										true
Operating lease liability, net										$ 32,000,000
AssetPurchaseAgreementMember | Graphite Bio, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Milestone payments	$ 1,000,000
Total consideration	500,000
Due From Related Party	$ 600,000
Other Expenses										100,000
Commitments and contingencies (Note 6)										$ 0